Common and preferred shares and other equity instruments - Schedule of Common Shares Issued (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($) shares	Oct. 31, 2020 CAD ($) shares	Oct. 31, 2019 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 41,335	$ 38,580
Balance at end of year	$ 45,830	$ 41,335	$ 38,580
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	447,085,329	445,341,675	442,826,380
Equity-settled share-based compensation plans | shares	1,705,070	823,502	511,567
Shareholder investment plan, Number of shares | shares	1,011,279	1,534,320	1,777,738
Employee share purchase plan, Number of shares | shares	1,180,179	1,457,784	1,213,078
Number of shares issued, Number of shares | shares	450,981,857	449,157,281	446,328,763
Purchase of common shares for cancellation, Number of shares | shares		(2,208,600)	(1,000,000)
Treasury shares, Number of shares | shares	(153,881)	136,648	12,912
Ending balance, Number of shares | shares	450,827,976	447,085,329	445,341,675
Balance at beginning of year	$ 13,908	$ 13,591	$ 13,243
Equity-settled share-based compensation plans	176	87	52
Shareholder investment plan, Amount	132	144	194
Employee share purchase plan, Amount	150	140	131
Number of shares issued, Amount	14,366	13,962	13,620
Purchase of common shares for cancellation, Amount		(68)	(30)
Treasury shares, Amount	(15)	14	1
Balance at end of year	$ 14,351	$ 13,908	$ 13,591